CASH AND BORROWINGS	12 Months Ended
Dec. 31, 2021
CASH AND BORROWINGS
CASH AND BORROWINGS

15 Cash and borrowings

15.1 Net debt

Net debt comprises borrowings and credit balances on currency swaps less cash at bank.

	2021	2020
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	435	279
Long-term bank borrowings	554	930
Corporate bond	993	992
Private placement notes	1,160	1,285
Borrowings	3,142	3,486
Cash at bank	(1,290)	(1,762)
Credit balance on derivatives – interest rate swaps	–	(2)
Net debt	1,852	1,722
Non-current lease liabilities	141	146
Current lease liabilities	56	58
Net debt including lease liabilities	2,049	1,926

Borrowings are repayable as follows:

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2021
Bank loans	305	554	–	–	–	–	859
Bank overdrafts	5	–	–	–	–	–	5
Corporate bond	–	–	–	–	–	993	993
Private placement notes	125	105	430	–	75	550	1,285
Lease liabilities[1]	56	33	33	23	18	47	210
	491	692	463	23	93	1,590	3,352
At 31 December 2020
Bank loans	1	604	326	–	–	–	931
Bank overdrafts	11	–	–	–	–	–	11
Corporate bond	–	–	–	–	–	992	992
Private placement notes	267	125	105	430	–	625	1,552
Lease liabilities[1]	58	44	30	21	15	47	215
	337	773	461	451	15	1,664	3,701

1	The lease liabilities presented above of $210m (2020: $215m) are on an undiscounted basis. The lease liabilities on a discounted basis, as outlined above, are $197m (2020: $204m).

15.2 Liquidity risk exposures

The Board has established a set of policies to manage funding and currency risks. The Group only uses derivative financial instruments to manage the financial risks associated with underlying business activities and their financing. Liquidity risk is the risk that the Group is not able to settle or meet its obligations on time or at a reasonable price. The Group’s policy is to ensure that there is sufficient funding and facilities in place to meet foreseeable borrowing requirements. The Group manages and monitors liquidity risk through regular reporting of current cash and borrowing balances and periodic preparation and review of short and medium-term cash forecasts, having regard to the maturities of investments and borrowing facilities. The Group has available committed facilities of $4.1bn (2020: $4.5bn). During 2020, the Group issued its first corporate bond, in the form of $1bn (before expenses and underwriting discounts) of notes bearing an interest rate of 2.032% repayable in 2030. A Euro term loan of €223m has been extended from May 2022 to mature in May 2023. In addition, $265m of private placement debt matured in 2021.

The interest payable on borrowings under committed facilities is either at fixed or floating rates. Euro floating rates are typically based on EURIBOR and US Dollar rates are typically based on the Secured Overnight Financing Rate (SOFR). The Company is subject to financial covenants under its private placement agreements. The financial covenants are tested at the end of each half year for the 12 months ending on the last day of the testing period. As of 31 December 2021 the Company was in compliance with these covenants. The facilities are also subject to customary events of default, none of which are currently anticipated to occur.

The Group’s committed facilities at 31 December 2021 are:

Facility	Date due
$75 million 3.46% Senior Notes	January 2022
€269 million bilateral, term loan facility	May 2022
$50 million 3.15% Senior Notes	November 2022
€265 million bilateral, term loan facility	April 2023
€223 million bilateral, term loan facility	May 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$1.0 billion syndicated revolving credit facility	June 2025
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$100 million 2.97% Senior Notes	June 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032

Group financial statements continued

Notes to the Group accounts continued

15 Cash and borrowings continued

15.3 Year end financial liabilities by contractual maturity

The table below analyses the Group’s year end financial liabilities by contractual maturity date, including contractual interest payments and excluding the impact of netting arrangements:

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2021
Non-derivative financial liabilities:
Bank overdrafts and loans	310	554	–	–	864
Corporate bond	20	20	61	1,077	1,178
Trade and other payables	1,043	–	–	–	1,043
Private placement notes	165	142	574	599	1,480
Acquisition consideration	35	19	42	–	96
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,322	–	–	–	2,322
Currency swaps/forward foreign exchange contracts – inflow	(2,342)	–	–	–	(2,342)
	1,553	735	677	1,676	4,641
At 31 December 2020
Non-derivative financial liabilities:
Bank overdrafts and loans	12	604	326	–	942
Corporate bond	20	20	61	1,102	1,203
Trade and other payables	891	1	–	–	892
Private placement notes	311	165	623	691	1,790
Acquisition consideration	72	34	59	5	170
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,581	–	–	–	2,581
Currency swaps/forward foreign exchange contracts – inflow	(2,544)	–	–	–	(2,544)
	1,343	824	1,069	1,798	5,034

The amounts in the tables above are undiscounted cash flows, which differ from the amounts included in the balance sheet where the underlying cash flows have been discounted.

15.4 Liquidity and capital resources

The Group’s policy is to ensure that it has sufficient funding and facilities to meet foreseeable borrowing requirements.

At 31 December 2021, the Group held $1,285m (2020: $1,751m, 2019: $257m) in cash net of bank overdrafts. The Group had committed facilities available of $4,144m at 31 December 2021 of which $3,144m was drawn.

The principal variations in the Group’s borrowing requirements result from the timing of dividend payments, acquisitions and disposals of businesses, timing of capital expenditure and working capital fluctuations. Smith+Nephew believes that its capital expenditure needs and its working capital funding for 2022, as well as its other known or expected commitments or liabilities, can be met from its existing resources and facilities. The Group’s net debt including leases increased from $1,926m at the beginning of 2021 to $2,049m at the end of 2021, representing an overall increase of $123m.